DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Expenses (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Advertising Expenses
Advertising expenses	$ 90,000	$ 59,000	$ 313,000	$ 278,000	$ 549,000	$ 1,200,000	$ 68,000